Cost of sales (Details) - Schedule of cost of sales is costs that directly relate to production at the mine operating segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cost of Sales is Costs that Directly Relate to Production at the Mine Operating Segments [Abstract]
Salaries and employee benefits	$ 29,803	$ 23,913
Contract services on site	4	17,138
Raw materials and consumables	29,568	11,652
Utilities	4,285	3,350
Other costs	6,598	7,729
Costs before intended use		247
Employee retention credit	(3,962)
Changes in inventories	(2,663)	(19,946)
Inventory write-downs	8,459	40,711
Cost of sales	$ 72,092	$ 84,794